Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	Omagine, Inc.
Entity Central Index Key	0000820600
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011
Amendment Description	PRELIMINARY PROSPECTUS, SUBJECT TO COMPLETION, DATED AUGUST 17, 2011

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash	$ 257,851	$ 148,217	$ 155,821
Prepaid expenses and other current assets		150
Total Current Assets	257,851	148,367	155,821
PROPERTY AND EQUIPMENT:
Office and computer equipment	132,570	132,570	131,412
General plant	17,800	17,800	17,800
Furniture and fixtures	15,951	15,951	15,951
Leasehold improvements	866	866	866
[PropertyPlantAndEquipmentGross]	167,187	167,187	166,029
Less Accumulated depreciation and amortization	(163,795)	(160,990)	(156,968)
[PropertyPlantAndEquipmentNet]	3,392	6,197	9,061
Other assets	13,161	13,361	13,606
TOTAL ASSETS:	274,404	167,925	178,488
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	635,079	596,888	313,464
Accounts payable	456,484	403,095	455,724
Accrued officers payroll	447,300	457,299	327,000
Due officers and directors	16,864	8,205	10,153
Accrued expenses and other current liabilities	66,555	50,483	27,731
Amounts received from Omagine LLC noncontrolling parties to be satisfied through future issuance of Omagine LLC noncontrolling common stock
Total Current Liabilities	1,622,282	1,515,970	1,134,072
Long Term Liabilities
TOTAL LIABILITIES:	1,622,282	1,515,970	1,134,072
STOCKHOLDERS' DEFICIENCY:
Preferred stock:$0.001 par value, Authorized: 850,000 shares, Issued and outstanding: - none
Common stock:$0.001 par value, Authorized: 50,000,000 shares, Issued and outstanding:12,910,045 shares in 2011, 12,107,646 shares in 2010	12,911	12,108	10,661
Capital in excess of par value	20,139,018	18,913,269	18,030,176
Accumulated deficit	(21,563,735)	(20,273,422)	(18,996,421)
Total Omagine, Inc. stockholders' deficit	(1,411,806)	(1,348,045)	(955,584)
Noncontrolling interests in Omagine LLC	63,928
Total Stockholders' Deficiency	(1,347,878)	(1,348,045)	(955,584)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 274,404	$ 167,925	$ 178,488

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Financial Position [Abstract]
Preferred stock: par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock: authorized shares	850,000	850,000	850,000
Preferred stock: Issued shares	0	0	0
Preferred stock: Outstanding shares	0	0	0
Common stock: par value	$ 0.001	$ 0.001	$ 0.001
Common stock: Authorized shares	50,000,000	50,000,000	50,000,000
Common stock: Issued shares	12,910,045	12,107,646	10,660,904
Common stock: Outstanding shares	12,910,045	12,107,646	10,660,904

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUE:
Net sales
Revenue
COSTS AND EXPENSES:
Cost of sales
Officers and directors compensation (including stock-based compensation)	97,682	95,319	365,548	358,455	453,772	466,560
Professional fees	34,425	44,189	89,580	159,419	228,170	227,010
Consulting fees	85,717	22,286	125,733	37,612
Commitment fees incurred in connection with the New SEDA (satisfied through issuance of common stock)			300,000
Travel	23,120	55,430	77,110	80,014	180,418	59,515
Occupancy	27,412	44,002	110,620	108,822	136,067	140,976
Other general and administrative	56,718	54,577	181,947	171,468	239,848	189,631
Total Costs and Expenses	325,074	315,803	1,250,538	915,790	1,238,275	1,083,692
OPERATING LOSS	(325,074)	(315,803)	(1,250,538)	(915,790)	(1,238,275)	(1,083,692)
Interest income						124
Interest expense	(14,032)	(9,560)	(41,419)	(25,197)	(38,726)	(30,841)
NET LOSS	(339,106)	(325,363)	(1,291,957)	(940,987)	(1,277,001)	(1,114,409)
Add net loss attributable to noncontrolling interests in Omagine LLC	1,644		1,644
NET LOSS ATTRIBUTABLE TO OMAGINE, INC.	$ (337,462)	$ (325,363)	$ (1,290,313)	$ (940,987)	$ (1,277,001)	$ (1,114,409)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.03)	$ (0.03)	$ (0.1)	$ (0.08)	$ (0.11)	$ (0.12)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED	12,808,779	11,945,631	12,608,235	11,583,327	11,828,511	9,686,101

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Stock-based compensation	$ 18,432	$ 22,819	$ 127,798	$ 140,955	$ 263,772	$ 166,060

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (USD $)	Common Stock	Capital in Excess of Par Value	Retained Earnings (Deficit)	Noncontrolling Interests in Omagine LLC	Total
Balances, beginning at Dec. 31, 2008	$ 9,278	$ 17,290,331	$ (17,882,012)
Balances, beginning, shares at Dec. 31, 2008	9,277,527
Contribution of Common Stock to 401K Plan	72	72,428
Contribution of Common Stock to 401K Plan, shares	72,500
Stock option expense		112,328
Sale of Common Stock	2	1,398
Sale of Common Stock, shares	2,000
Issuance of Common Stock in Payment of salaries payable
Sale of Stock Under Stock Equity Distribution Agreement	1,309	553,691
Sale of Stock Under Stock Equity Distribution Agreement, shares	1,308,877
Net Loss			(1,114,409)		(1,114,409)
Balances, ending at Dec. 31, 2009	10,661	18,030,176	(18,996,421)		(955,584)
Balances, ending, shares at Dec. 31, 2009	10,660,904				10,660,904
Contribution of Common Stock to 401K Plan	290	72,210
Contribution of Common Stock to 401K Plan, shares	289,996
Stock option expense		110,040
Sale of Common Stock	337	304,163
Sale of Common Stock, shares	336,972
Adjustment for Stock Splits, shares	22
Issuance of Common Stock in Payment of salaries payable	82	99,918			100,000
Issuance of Common Stock in Payment of salaries payable, shares	82,305
Issuance of Common Stock for Stockholder Investor relations	119	47,381
Issuance of Common Stock for Stockholder Investor relations, shares	118,750
Sale of Stock Under Stock Equity Distribution Agreement	619	249,381
Sale of Stock Under Stock Equity Distribution Agreement, shares	618,697
Net Loss			(1,277,001)		(1,277,001)
Balances, ending at Dec. 31, 2010	12,108	18,913,269	(20,273,422)		(1,348,045)
Balances, ending, shares at Dec. 31, 2010	12,107,646				12,107,646
Contribution of Common Stock to 401K Plan	52	72,448			72,500
Contribution of Common Stock to 401K Plan, shares	51,784
Stock option expense		69,374			69,374
Sale of Common Stock	131	264,869			265,000
Sale of Common Stock, shares	130,438
Issuance of Common Stock in Payment of salaries payable					187,500
Stock grant to consultant	15	6,735			6,750
Stock grant to consultant, shares	15,000
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees	244	299,756			300,000
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees, shares	244,216
Sale of Common Stock under Old Standby Equity Distribution Agreement (Old SEDA)	193	164,807			165,000
Sale of Common Stock under Old Standby Equity Distribution Agreement(Old SEDA),shares	193,442
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA)	18	69,982			70,000
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA), shares	17,519
Stock options exercised by officers	150	187,350			187,500
Stock options exercised by officers, shares	150,000
Adjustments for noncontrolling interests in Omagine LLC		90,428		63,928	154,356
Net Loss			(1,290,313)		(1,290,313)
Balances, ending at Sep. 30, 2011	$ 12,911	$ 20,139,018	$ (21,563,735)	$ 63,928	$ (1,347,878)
Balances, ending, shares at Sep. 30, 2011	12,910,045				12,910,045

CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,290,313)	$ (940,987)	$ (1,277,001)	$ (1,114,409)
Net loss attributable to noncontrolling interests in Omagine LLC	(1,644)
Depreciation and amortization	2,805	2,843	4,022	6,249
Stock based compensation related to stock options	69,374	82,530	110,040	112,328
Issuance of Common Stock for 401K Plan contribution	72,500	72,500	72,500	72,500
Issuance of Common Stock for stockholder investor relations		47,500	47,500
Issuance of Common Stock in payment of salaries payable	187,500	100,000	100,000
Issuance of stock grant to consultant	6,750
Issuance of Common Stock in satisfaction of the New SEDA commitment fees	300,000
Changes in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	350	(1,155)	95	40,917
Accounts payable	53,389	9,205	(52,629)	99,356
Accrued expenses and other current liabilities	16,072	16,639	22,752	21,386
Accrued officers' payroll	(9,999)	67,500	130,299	254,500
Accrued Interest on convertible notes payable	38,191	21,163	33,424	24,736
Net cash flows used by operating activities	(555,025)	(522,262)	(808,998)	(482,437)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment			(1,158)	(1,471)
Net cash flows used by investing activities			(1,158)	(1,471)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from officers and directors	8,659	1,341	(1,948)	(16,182)
Proceeds from sales of Common Stock	500,000	400,000	554,500	556,400
Proceeds from Omagine LLC noncontrolling parties to be satisfied through future issuance of Omagine LLC noncontrolling common stock	156,000
Issuance of convertible notes payable		175,000	250,000	50,000
Net cash flows provided by financing activities	664,659	576,341	802,552	590,218
NET CHANGE IN CASH	109,634	54,079	(7,604)	106,310
CASH BEGINNING OF PERIOD	148,217	155,821	155,821	49,511
CASH END OF PERIOD	257,851	209,900	148,217	155,821
Income taxes paid	1,289	3,031
Interest paid			$ 5,301	$ 6,105

BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
BASIS OF PRESENTATION
NOTE 1 - BASIS OF PRESENTATION

The consolidated balance sheet for Omagine, Inc. and subsidiaries (the “Company”) at the end of the preceding fiscal year has been derived from the audited balance sheet and notes thereto contained in the Company's annual report on Form 10-K for its fiscal year ended December 31, 2010 and is presented herein for comparative purposes. All other financial statements are unaudited. In the opinion of management, all adjustments, which include only normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for all periods presented, have been made.

The results of operations for the interim periods presented herein are not necessarily indicative of operating results for the respective full years. As of the date of this report Omagine, Inc. (“Omagine”) has two subsidiaries, wholly-owned Journey of Light, Inc. (“JOL”) and 60% owned Omagine LLC (“LLC”). The Company conducts all of its operations through its subsidiaries. All inter-company transactions have been eliminated in the consolidated financial statements. (See: Principles of Consolidation below in this Note 1).

Certain footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been omitted in accordance with the published rules and regulations of the Securities and Exchange Commission. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company's annual report on Form 10-K for the fiscal year ended December 31, 2010.

Earnings (Loss) Per Share – Basic earnings (loss) per share is based upon the weighted-average number of common shares outstanding during the respective period. Diluted earnings (loss) per share is based upon the weighted-average number of common shares and dilutive securities (such as stock options and convertible securities) outstanding during the respective period and dilutive securities having an anti-dilutive effect on diluted earnings (loss) per share are excluded from such calculation.

For the nine months ended September 30, 2011 and 2010, the shares of common stock (“Common Stock”) underlying the following dilutive securities were excluded from the calculation of diluted shares outstanding as the effect of their inclusion would be anti-dilutive:

	Shares Issuable
	Nine Months Ended September 30,
	2011	2010
Convertible Notes	283,006	206,008
Stock Options	324,000	404,000
Total Shares of Common Stock	607,006	610,008

Principles of Consolidation – The consolidated financial statements included in this report include the accounts of Omagine and its subsidiaries, JOL and LLC. All intercompany transactions have been eliminated in consolidation. As of the date of this report LLC is owned 60% by Omagine. In May 2011, Omagine and three new investors entered into a shareholders’ agreement (the “Shareholder Agreement”) pursuant to which Omagine’s 100% ownership of LLC was reduced to 60%. On September 13, 2011, the Ministry of Commerce and Industry delivered to Omagine LLC a copy of the official registration (the “Registration”) of the following persons and their ownership percentages as recorded and registered with the Government of Oman as Omagine LLC’s shareholders:

Omagine, Inc. (60%)
Office of Royal Court Affairs (25%)
Consolidated Contracting Company S.A. (10%) and
Consolidated Contractors (Oman) Company LLC (5%)

The Office of Royal Court Affairs (“RCA”) is an organization representing the personal interests of His Majesty Sultan Qaboos bin Said, the ruler of Oman.

Consolidated Contractors International Company, SAL, (“CCIC”) is a 60 year old Lebanese multi-national company headquartered in Athens, Greece. In 2010 CCIC had approximately five and one-half (5.5)  billion dollars in annual revenue, one hundred twenty thousand (120,000) employees worldwide, and operating subsidiaries in among other places, every country in the Middle East.

Consolidated Contracting Company S.A. is a wholly owned subsidiary of CCIC and is its investment arm.

Consolidated Contractors (Oman) Company LLC, is a construction company with approximately 13,000 employees in Oman.

NOTE 1 - NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Principles of Consolidation - The consolidated financial statements include the accounts of Omagine, Inc. ("Omagine") and its wholly owned subsidiaries, Journey of Light, Inc. ("JOL") and Omagine LLC ("LLC"), collectively referred to as the "Company"). LLC, a foreign corporation, was organized in the Sultanate of Oman on November 23, 2009. All inter-company transactions have been eliminated in consolidation.

Nature of the Business - Omagine is a holding company which operates through its subsidiaries, JOL and LLC. Both JOL and LLC are in the real estate development business. LLC is the local real estate development company established to do business in Oman.

Financial Instruments - Financial instruments include cash, convertible notes payable and accrued interest, accounts payable, accrued officer payroll, due officers and directors, and accrued expenses and other current liabilities. The amounts reported for financial instruments are considered to be reasonable approximations of their fair values, based on market information available to management.

Cash and Cash Equivalents - The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents. At December 31, 2010, cash includes approximately $106,000 in an Oman bank account not covered by FDIC insurance.

Estimates and Uncertainties - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results, as determined at a later date, could differ from those estimates.

Revenue Recognition - The Company follows the guidelines of SEC Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" (SAB101). In the event that a subsidiary of the Company signs a development agreement with the Government of Oman, such subsidiary will recognize revenue ratably over the development period, measured by methods appropriate to the services or products provided.

Property and Equipment - Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets.

Income Taxes - The Company is subject to income taxes at both the federal and state level. Separate state income tax returns are filed with each state in which the Company is incorporated or qualified as a foreign corporation. Other than LLC which is subject to income taxes in Oman, the Company is not presently subject to income taxes in any foreign country.

Deferred tax assets and liabilities are recognized based on differences between the book and tax bases of assets and liabilities using presently enacted income tax rates. The Company establishes a provision for income taxes by applying the provisions of the applicable enacted tax laws to taxable income, if any, for that period. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Stock-based Compensation - Stock-based compensation is accounted for at fair value in accordance with Accounting Standards Codification ("ASC") 718, "Compensation - Stock Compensation".

For stock options granted, we have recognized compensation expense based on the estimated grant date fair value method using the Black-Scholes valuation model. For these awards, we have recognized compensation expense using a straight-line amortization method. ASC 718 requires that stock-based compensation expense be based on awards that are ultimately expected to vest. Stock option expense for the years ended December 31, 2010 and 2009 were $110,040 and $112,328, respectively. See
Note 5.

Earnings (Loss) Per Share - Basic earnings (loss) per share is based upon the weighted-average number of common shares outstanding during that period. Diluted earnings (loss) per share is based upon the weighted-average number of common shares and dilutive securities (such as stock options and convertible securities) outstanding. Dilutive securities having an anti- dilutive effect on diluted earnings (loss) per share are excluded from the calculation.

For the years ended December 31, 2010 and 2009, diluted shares outstanding excluded the following dilutive securities as the effect of their inclusion on diluted earnings (loss) per share would be anti-dilutive.

	Shares Issuable
	Year Ended December 31,
	2010	2009

Convertible Notes	266,341	151,115
Stock Options	404,000	340,000
Total Shares	670,341	491,115

GOING CONCERN AND LIQUIDITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
GOING CONCERN AND LIQUIDITY
NOTE 2 - GOING CONCERN AND LIQUIDITY

At September 30, 2011, the negative working capital of the Company was $1,364,431. Further, the Company incurred net losses of $1,290,313 and $1,277,001 for the nine months ended September 30, 2011 and for the year ended December 31, 2010, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations or obtain additional financing.

NOTE 2 - GOING CONCERN AND LIQUIDITY:

At December 31, 2010, the negative working capital of the Company was $1,367,603. Further, the Company incurred net losses of $1,277,001 and $1,114,409 for the years ended December 31, 2010 and 2009 respectively. These factors raise substantial doubt about its ability to continue as a going concern. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations.

CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST
NOTE 3 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

Convertible notes payable and accrued interest thereon consist of:

	September 30,	December 31,
	2011	2010
Due to the president of the Company, interest at 8%, due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	192,054	192,094
Accrued interest	47,777	36,285

Due to the secretary of the Company, interest at 8%, due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	39,961	39,961
Accrued interest	9,941	7,550

Due to a director of the Company, interest at 10%, due on demand,
($100,000) and November 4, 2011 ($50,000), convertible into common stock at a conversion price of $2.50 per share:
Principal	150,000	150,000
Accrued interest	14,904	3,685

Due to investors, interest at 15%, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	50,000	50,000
Accrued interest	19,284	13,675

Due to investors, interest at 10%, due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	100,000	100,000
Accrued interest	11,158	3,678

Totals	$635,079	$596,888

NOTE 3 - CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST:

Convertible notes payable and accrued interest consist of:

	December 31, 2010	December 31, 2009

Due to the president of the Company, interest at 8%, originally due February 28, 2009 and now are due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	$192,054	$192,054
Accrued interest	36,285	20,921

Due to the secretary of the Company, interest at 8%, originally due February 28, 2009 and now are due on demand, convertible into common stock at a conversion price of $2.00 per share:
Principal	39,961	39,961
Accrued interest	7,550	4,353

Due to a director of the Company, interest at 10%, due on September 16, 2011 ($100,000) and November 4, 2011 ($50,000), convertible into common stock at a conversion price of $2.50 per share:
Principal	150,000	-
Interest	3,685	-

Due to investors, interest at 15%, originally due from February 28, 2010 to March 16, 2010 and now are due on demand, convertible into common stock at a conversion price of $2.50 per share:
Principal	50,000	50,000
Accrued interest	13,675	6,175

Due to investors, interest at 10%, due from July 27, 2011 to October 19, 2011, convertible into common stock at a conversion price of $2.50 per share:
Principal	100,000	-
Interest	3,678	-

Totals	$596,888	$313,464

COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
COMMON STOCK
NOTE 4 – COMMON STOCK

In March 2010, the Company issued and contributed a total of 289,996 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan.

From January 2010 to June 2010, the Company issued a total of 618,697 shares of Common Stock for proceeds of $250,000 under the Old Standby Equity Distribution Agreement with YA Global Investments L.P. (See Note 6).

In June of 2010, the Company issued 118,750 shares of Common Stock in payment of $47,500 in stockholder relations consulting fees.

In January 2011, the Company issued and contributed a total of 51,784 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan.

From January 2011 to June 2011 the Company issued a total of 193,442 shares of Common Stock for proceeds of $165,000 under the Old Standby Equity Distribution Agreement with YA Global Investments L.P. (See Note 6).

From January to September of 2011, the Company sold to accredited investors 130,438 shares of Common Stock for proceeds of $265,000.

On March 4, 2011, the Company issued 15,000 shares of Common Stock to a consultant for services rendered.

In May and June 2011, the Company issued a total of 244,216 shares of Common Stock to YA Global Master SPV Ltd. in satisfaction of $300,000 commitment fees due in connection with the New SEDA (See Note 6).

In August and September of 2011, the Company issued a total of 17,519 shares of Common Stock for proceeds of $70,000 under the New Standby Equity Distribution Agreement with YA Global Master SPV LTD. (See Note 6).

In August 2011, the Company issued a total of 150,000 shares of Common Stock to its president and secretary pursuant to their exercise of stock options granted to them in the year 2001 at the exercise price of $1.25 per share. The $187,500 exercise amount was satisfied by a $187,500 reduction in accrued payroll due these two officers.

NOTE 4 - COMMON STOCK

In March 2009, the Company issued and contributed a total of 72,500 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company).

In August 2009, the Company sold 2,000 shares of Common Stock to a Director of the Company at a price of $0.70 per share for proceeds of $1,400.

From May 2009 to December 2009, the Company issued a total of 1,308,877 shares of Common Stock for proceeds of $555,000 under the Standby Equity Distribution Agreement with YA Global Investments, L.P. (See Note 7).

On December 30, 2009, Omagine's stockholders authorized the Board of Directors to effect a 1-for-100 reverse stock split immediately followed by a 20-for-1 forward stock split of the Company's Common Stock (collectively, the "Stock Splits"). The Stock Splits resulted in a net reduction of 42,643,614 shares of Common Stock leaving 10,660,904 shares of Common Stock outstanding as of December 31, 2009. The shareholders also authorized the Board of Directors to reduce the Common Stock authorized from 75,000,000 to 50,000,000 shares. The accompanying financial statements have been retroactively adjusted to reflect the Stock Splits.

From March 2010 to June 2010, the Company issued a total of 618,697 shares of Common Stock for proceeds of $250,000 under the Standby Equity Distribution Agreement with YA Global Investments, L.P. (See Note 7).

In March 2010, the Company issued and contributed a total of 289,996 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company).

On June 2, 2010, the Company issued 118,750 shares of Common Stock to an investor relations firm in payment of debt totaling $47,500.

On July 23, 2010, the Company issued 82,305 shares of Common Stock to the Company's Controller in payment of accrued payroll of $100,000.

From July 2010 to November 2010, the Company sold a total of 336,972 shares of Common Stock for proceeds of $304,500.

STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
STOCK OPTIONS
NOTE 5 – STOCK OPTIONS

The following is a summary of stock option activity for the nine months ended September 30, 2011:

Outstanding at January 1, 2011	528,000
Granted and issued	6,000
Exercised	(150,000)
Forfeited/expired/cancelled	-
Outstanding at September 30, 2011	384,000
Exercisable at September 30, 2011	324,000

Stock options outstanding at September 30, 2011 (all non-qualified) consist of:

Year	Number	Number	Exercise	Expiration
Granted	Outstanding	Exercisable	Price	Date
2005	40,000	40,000	$4.10	December 31, 2011
2007	160,000	160,000	$1.25	March 31, 2017
2007	12,000	12,000	$4.50	October 29, 2012
2008	6,000	6,000	$4.00	December 31, 2012
2008(A)	150,000	90,000	$2.60	September 23, 2018
2008	6,000	6,000	$2.60	September 23, 2013
2010	4,000	4,000	$0.51	June 30, 2015
2011	6,000	6,000	$0.85	May 16, 2016
Totals	384,000	324,000

(A)
The 60,000 unvested options relating to the 2008 grant are scheduled to vest 30,000 on each September 24, 2012 and 2013.
 As of September 30, 2011, there was $151,637 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized $23,124 in 2011, $75,447 in 2012 and $53,066 in 2013.

Note 5 - STOCK OPTIONS

On September 20, 2007, the Company registered 2.5 million shares of its Common Stock reserved for issuance under the Alfa

International Corp. 2003 Stock Option Plan, renamed the Omagine, Inc. 2003 Stock Option Plan by ratification of shareholders on December 30, 2009 (the "Plan") for resale by filing a registration statement with the SEC on Form S-8. This registration statement did not increase either the total number of shares outstanding or the number of shares reserved for issuance under the Plan. The adoption of the Plan was approved by the Board of Directors in March 2004 and ratified by the Company's shareholders on September 1, 2004.

The Plan is designed to attract, retain and motivate employees, directors, consultants and other professional advisors of the Company and its subsidiaries (collectively, the "Recipients") by giving such Recipients the opportunity to acquire stock ownership in the Company through the issuance of stock options to purchase shares of the Company's Common Stock.

A summary of stock option activity, adjusted for the effect of Stock Splits, is as follows:

	Year Ended December 31,
	2010	2009
Outstanding at January 1	530,000	530,000
Granted and Issued	4,000	-
Exercised	-	-
Forfeited/expired/cancelled	(6,000)	-
Outstanding at December 31	528,000	530,000
Exercisable at December 31	404,000	340,000

Stock options outstanding at December 31, 2010 (all non-qualified) consist of:

Year Granted		Number Outstanding	Number Exercisable	Exercise Price	Expiration Date

2001		150,000	150,000	$1.25	August 31, 2011
2005		40,000	40,000	$4.10	December 31, 2011
2007	(A)	160,000	128,000	$1.25	March 31, 2017
2007		12,000	12,000	$4.50	October 29,2012
2008		6,000	6,000	$4.00	December 31, 2012
2008	(B)	150,000	60,000	$2.60	September 23, 2018
2008	(C)	6,000	4,000	$2.60	September 23, 2013
2010		4,000	4,000	$0.51	June 30, 2015
Totals		528,000	404,000

(A)  The 32,000 unvested options relating to the 2007 grant are scheduled to vest on April 1, 2011.
(B)  The 90,000 unvested options relating to the 2008 grant are scheduled to vest 30,000 on each September 24 in 2011, 2012, and 2013.
(C)  The 2,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2011.

As of December 31, 2010, there was $221,011 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized $92,498 in 2011, $75,447 in 2012, and $53,066 in 2013.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
INCOME TAXES

NOTE 6 - INCOME TAXES:

Deferred tax assets are comprised of the following:

	December 31,
	2010	2009

Federal net operating loss
carry forwards	$3,995,000	$3,670,000
State and city net operating loss
carry forwards, net of
federal tax benefit	1,168,000	1,040,000
	5,163,000	4,710,000
Less: Valuation allowance	5,163,000	4,710,000

Total	$-	$-

The Company's effective tax rate differs from the expected federal income tax rate due to changes in the valuation allowance at December 31, 2010 and 2009.

Management has determined, based on the Company's current condition, that a full valuation allowance is appropriate at December 31, 2010.

At December 31, 2010, the Company had federal net operating loss carry forwards of approximately $11,414,000, expiring in various amounts from fiscal year 2011 to fiscal year 2030. Current United States income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.

COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES
NOTE 6 – COMMITMENTS

Leases

The Company leases its executive office in New York, New York under a ten-year lease entered into in February 2003. The Company also leases office space in Muscat, Oman under a lease expiring December 31, 2011. Rent expense for the nine months ended September 30, 2011 and 2010 was $110,620 and $108,822, respectively.

At September 30, 2011, the future minimum lease payments under non-cancelable operating leases are as follows:

2011	14,200
2012	56,800
2013	9,466
Total	$80,466

Employment Agreements

Pursuant to an employment agreement dated September 1, 2001, Omagine was obligated to pay its President and Chief Executive Officer an annual base salary of $125,000 through December 31, 2010 plus an additional amount based on a combination of net sales and earnings before taxes. The Company’s Compensation Committee expects to decide terms of a new employment agreement in the fourth quarter of 2011. For the nine months ended September 30, 2011, the Company has continued to accrue salaries payable to the President on the basis of an annual salary of $125,000.

Omagine had been obligated to employ its Vice-President and Secretary under an employment agreement which was cancelled. Provided the Company is successful in signing the Development Agreement with the Government of Oman for the Omagine Project, the Company intends to enter into a new employment agreement with this individual.

Equity Financing Agreements

On December 22, 2008, Omagine entered into a Standby Equity Distribution Agreement (the “SEDA”) with YA Global Investments, L.P. (“YA”). The SEDA expired on April 30, 2011. Pursuant to the terms of the SEDA, Omagine could, at its sole option and upon giving written notice to YA (a “Purchase Notice”), sell shares of its Common Stock (the “Shares”) to YA at a per Share “Purchase Price” equal to 95% of the lowest daily volume weighted average price for a share of Omagine’s Common Stock as quoted by Bloomberg, L.P. during the five (5) consecutive trading days following such Purchase Notice (the “Pricing Period”). During the term of the SEDA, Omagine was not obligated to sell any Shares to YA but could, in its sole discretion, sell that number of Shares valued at the Purchase Price from time to time in effect that equaled up to $5,000,000 in the aggregate. YA was obligated to purchase such Shares from Omagine subject to certain conditions including (i) Omagine filing a registration statement with the Securities and Exchange Commission (the “SEC”) to register the Shares (“Registration Statement”), (ii) the SEC declaring such Registration Statement effective, (iii) periodic sales of Shares to YA had to be separated by a time period equal to the Pricing Period, and (iv) the amount of any such individual periodic sale of Shares could not exceed $200,000. All sales of Shares pursuant to the SEDA were made at the sole discretion of the Company. The Registration Statement filed by the Company with the SEC was declared effective by the SEC as of May 1, 2009 and its effective status expired on April 30, 2010. The Company filed a new Registration Statement with the SEC to continue to make sales available to it pursuant to the SEDA and the SEC declared such new Registration Statement to be effective as of June 7, 2010. The SEDA expired on April 30, 2011.

On May 4, 2011, Omagine executed a new two year SEDA (the “New SEDA”) with YA Global Master SPV Ltd. (“YA Ltd”) on substantially the same terms and conditions as the SEDA executed between YA and Omagine in December 2008. Pursuant to the New SEDA, Omagine issued 176,471 restricted shares of Common Stock to YA Ltd in satisfaction of a $150,000 commitment fee due to YA Ltd pursuant to the New SEDA. On June 21, 2011, Omagine and YA Ltd amended the New SEDA to increase the commitment amount under the New SEDA from $5 million to $10 million and to pay YA Ltd an additional $150,000 commitment fee. In June 2011 Omagine issued 67,745 restricted shares of its Common Stock to YA Ltd in satisfaction of the additional commitment fee of $150,000.

Omagine Project

The Company’s proposed Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman (the “Omagine Site”) just west of the capital city of Muscat and nearby Muscat International Airport. The Company is waiting the signing of a Development Agreement between LLC and the Government of Oman for the Omagine Project.

The Omagine Project contemplates the integration of cultural, heritage, educational, entertainment and residential components, including a theme park and associated exhibition buildings, shopping and retail establishments, restaurants and several million square feet of residential development.

Omagine LLC Shareholder Agreement

In May 2011, Omagine, Inc. and three new investors entered into a Shareholder Agreement relating to Omagine LLC. Pursuant to the Shareholder Agreement, Omagine, Inc. made an OMR 7,500 (approximately $19,500) capital contribution to Omagine LLC on June 9, 2011 and agreed to make an additional capital contribution to Omagine LLC of OMR 210,000 (approximately $546,000) after execution of the Development Agreement between the Government of Oman and Omagine LLC and before the Financing Agreement Date.  In exchange for a 40% share ownership of Omagine LLC, the other three investors made capital contributions to Omagine LLC totaling OMR 60,000 (approximately $156,000) and agreed to make additional capital contributions to Omagine LLC totaling OMR 26,628,125 (approximately $69,233,125) at the Financing Agreement Date.

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Leases

The Company leases its executive office in New York, New York under a ten-year lease entered into in February 2003. Rent expense for the Company's executive offices for 2010 and 2009 was $88,607 and $88,127 respectively. The Company also rents warehouse space in Jersey City, New Jersey under a month to month lease. Rent expense for the warehouse space for 2010 and 2009 was $6,900 and $12,075 respectively. The Company also leases office space in Muscat, Oman under a lease expiring June 30, 2011. Rent expense for the Company's Oman office for 2010 and 2009 was $40,560 and $40,774, respectively.

At December 31, 2010, the future minimum lease payments under non-cancelable operating leases are as follows:

2011	$56,800
2012	56,800
2013	9,466

Total	$123,066

Employment Agreements

Pursuant to an employment agreement dated September 1, 2001, Omagine was obligated to pay its President and Chief Executive Officer an annual base salary of $125,000 through December 31, 2010 plus an additional amount based on a combination of net sales and earnings before taxes. The Company's Compensation Committee will decide terms of a new employment agreement in the second quarter of 2011.

Omagine had been obligated to employ its Vice-President and Secretary under an employment agreement which was cancelled. Provided the Company is successful in signing the Development Agreement with the Government of Oman for the Omagine Project, the Company intends to enter into a new employment agreement with this individual.

Equity Financing Agreement

On December 22, 2008, Omagine entered into a Standby Equity Distribution Agreement (the "SEDA") with YA Global Investments, L.P. ("YA"). Pursuant to the terms of the SEDA Omagine may, at its sole option and upon giving written notice to YA (a "Purchase Notice"), sell shares of its Common Stock to YA (the "Shares") at a "Purchase Price" equal to 95% of the lowest daily volume weighted average price for a share of Omagine's Common Stock as quoted by Bloomberg, L.P. during the five (5) consecutive trading days following such Purchase Notice (the "Pricing Period"). During the term of the SEDA, the Company is not obligated to sell any Shares to YA but may, at its sole discretion, sell that number of Shares valued at the Purchase Price from time to time in effect that equals five million dollars ($5,000,000). YA is obligated to purchase such Shares from the Company subject to certain conditions including (i) Omagine filing a registration statement with the Securities and Exchange Commission (the "SEC") to register the Shares ("Registration Statement"), (ii) the SEC declaring such Registration Statement effective, (iii) periodic sales of Shares to YA must be separated by a time period equal to the Pricing Period, and (iv) the amount of any such individual periodic sale of Shares may not exceed two hundred thousand Dollars ($200,000). The Company has filed the Registration Statement with the SEC and the SEC declared Omagine's Registration Statement to be effective as of May 1, 2009 and its effective status expired on April 30, 2010. The Company filed a new Registration Statement with the SEC to continue to make Sales available to it pursuant to the SEDA and the SEC declared such new Registration Statement to be effective as of June 7, 2010. the SEDA expires on April 30, 2011 and the effectiveness of the Company's Registration Statement expires subsequent to April 30, 2011. All sales of Shares pursuant to the SEDA are made at the sole discretion of the Company.

The Company has executed a new term sheet ("Term Sheet") with YA for a new SEDA under substantially the same terms and conditions as the SEDA executed between YA and the Company in December 2008. The Company is currently reviewing the new SEDA documents and plans to conclude any discussions with YA and enter into the new SEDA during the second quarter of 2011.

Omagine Project

The Company's proposed Omagine Project is planned to be developed on one million square meters (equal to approximately 245 acres) of beachfront land facing the Gulf of Oman (the "Omagine Site") just west of the capital city of Muscat and nearby Muscat International Airport. The Company is awaiting the signing of a Development Agreement with the Government of Oman for the Omagine Project.

The Omagine Project contemplates the integration of cultural, heritage, educational, entertainment and residential components, including a theme park and associated exhibition buildings, shopping and retail establishments, restaurants and several million square feet of residential development.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SUBSEQUENT EVENTS
NOTE 7 – SUBSEQUENT EVENTS

In October of 2011, the Company issued a total of 8,948 shares of Common Stock for proceeds of $25,000 under the New Standby Equity Distribution Agreement with YA Global Master SPV, Ltd. (See Note 6)

NOTE 9 - SUBSEQUENT EVENTS

From January 2, 2011 to April 15, 2011, the Company issued a total of 170,502 shares of Common Stock for proceeds of $150,000 under the Standby Equity Distribution Agreement with YA Global Investments, L.P.

On January 19, 2011, the Company issued and contributed a total of 51,784 shares of Common Stock to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are officers of the Company).

On February 11 and 22, 2011, the Company sold a total of 57,018 shares of Common Stock to one accredited investor for total proceeds of $50,000.

On March 3, 2011, the Company issued 15,000 shares of Common Stock to a third party vendor for services rendered to the Company.